Borrowings - NAB Facility (Details) - NAB Facility - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Borrowings
Percentage of a credit facility supported by term deposits	100.00%
Maximum borrowing capacity	$ 3.7
Unused borrowing capacity	$ 2.2	$ 3.3